Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 5,919
2020
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	3,043
2021
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,243
2022
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,243
2023
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	195
2024
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 195